Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories
9. Inventories

	December 31, 2022	December 31, 2021

Ore stockpiles	$10,521	$10,097
In-process inventory and finished goods	67,261	63,513
Materials and supplies	121,090	104,553
	$198,872	$178,163
In 2022, inventories of $389,710 (2021 – $386,900) were recognized as an expense during the year and included in cost of sales.